Victory Portfolios

4900 Tiedeman Road, 4th Floor

Brooklyn, Ohio 44144

November 6, 2020

VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:                             Victory Portfolios

File Nos. 033-08982; 811-04852

Ladies and Gentlemen:

On behalf of Victory Portfolios (the “Registrant”) with respect to each of the following series portfolios of the Registrant (the “Funds”), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”):

1.              Victory INCORE Investment Grade Convertible Fund (Member Class);

2.              Victory INCORE Fund of Income (Member Class);

3.              Victory RS Partners Fund (Member Class);

4.              Victory High Income Municipal Bond Fund (Member Class);

5.              Victory Floating Rate Fund (Member Class);

6.              Victory RS Mid Cap Growth Fund (Member Class); and

7.              Victory RS Small Cap Equity Fund (Member Class),

I hereby certify that with respect to the Funds:

(1)         The forms of statements of additional information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 179 under the Securities Act to the Registrant’s Registration Statement on Form N-1A (the “Amendment”), constituting the most recent amendment to this Registration Statement; and

(2)         The text of the Amendment was filed electronically with the Securities and Exchange Commission on June 10, 2020, accession number 0001104659-20-072069.

If you have any questions or comments regarding this filing, please call Jay Baris of Sidley Austin LLP at 212-839-8600.

Very truly yours,

Victory Portfolios

By:	/s/ Christopher K. Dyer
Christopher K. Dyer
President